COMMITMENTS AND CONTINGENCIES (Schedule of Product Warranty Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Product warranty activity
Beginning balance	$ 36,023,946	$ 31,778,365
Warranty provision	5,774,308	8,815,974
Revision of warranty costs	(4,429,833)	(3,249,623)
Warranty expense incurred		(18,132)
Foreign exchange effect	(2,309,448)	(1,302,638)
Ending balance	$ 35,058,973	$ 36,023,946